Financial Instruments and Derivatives (Details Textual) (HKD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Interest Rate Swap One [Member]	Dec. 31, 2012 Interest Rate Swap Two [Member]	Apr. 30, 2012 Interest Rate Swap Two [Member]
Derivative [Line Items]
Interest Rate Derivatives, at Fair Value, Net		54	418	811
Derivative, Maturity Date		Sep. 08, 2014
Derivative, Notional Amount		17,500
Derivative, Description of Variable Rate Basis	the commercial banks a fixed rate of 2.07% p.a. and the commercial bank will pay the Company a variable rate equal to three-month HIBOR, which was 0.40%.